Zurich Kemper Investments, Inc.

                                   October 6, 1997


          Transmitted Via EDGAR

          Securities and Exchange Commission
          Judiciary Plaza
          450 Fifth Street, N.W.
          Washington, D.C.  20549
          Attn:  Filing Desk, Stop 1-4

               RE:    Kemper High Yield Series
                      File No. 2-60330 (Post Effective Amendment No. 32) File No. 811-2786 (Amendment No. 32)

          Dear Sir or Madam:

               Kemper High Yield Series (the "Registrant") hereby certifies, pursuant to Rule 497 (j) of the Securities Act of 1933, that (i) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced, most recently filed amendment to the registration statement of the Registrant (the "Amendment"), and
          (ii) the text of the Amendment has been filed electronically.

                                        Kemper High Yield Series



                                        By:  /s/ Philip J. Collora
                                           -----------------------------
                                             Philip J. Collora
                                             Vice President & Secretary



          PJC/lkw